Taxation	12 Months Ended
Dec. 31, 2021
Taxation
Taxation

22. Taxation
a)
Value added tax
(“VAT”)
The Group is subject to statutory VAT rate of 10% from May 1, 2018 to March 31, 2019 and 9% from April 1, 2019 for revenues from sales of audio, video products and books in the PRC. The Group is subject to statutory VAT rate of 16% from May 1, 2018 to March 31, 2019 and 13% from April 1, 2019 for sales of other products in the PRC. The Group is exempted from VAT for revenues from sales of books from January 1, 2014 to December 31, 202
3
 in comply with relevant VAT regulations of the PRC.
The Group is subject to VAT at the rate of 6% or 10%/9% (10% from May 1, 2018 to March 31, 2019 and 9% from April 1, 2019) for revenues from logistics services, and 6% for revenues from online advertising and other services.
The Group is also subject to cultural undertaking development fees at the rate of 3% on revenues from online advertising services in the PRC, which is reduced by 50% from July 1, 2019 to December 31, 2019, and exempted from January 1, 2020 to December 31, 2021.
b)
Income tax
Cayman Islands
Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
British Virgin Islands
Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.
Indonesia
Under the current laws of the Republic of Indonesia, the Group’s subsidiaries in Indonesia are subject to 25%, 22%, and 22% income tax rate on its taxable income generated from operations in Indonesia for the years ended December 31, 2019, 2020 and 2021, respectively.
Singapore
Under the current laws of Singapore, the Group’s subsidiaries in Singapore are subject to 17% income tax rate on any taxable income accruing in or derived from Singapore, or received in Singapore from outside Singapore for the years ended December 31, 2019, 2020 and 2021, respectively.
Hong Kong
The Group’s subsidiaries incorporated in Hong Kong are subject to a two-tiered
income tax rate on its taxable income generated from operations in Hong Kong effective on April 1, 2018. The first
HK$2 million of profits earned by its subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5
% tax rate. Under the Hong Kong tax laws, entities in HK are exempted from the Hong Kong income tax on its foreign-derived income. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
China
Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Most of the Group’s PRC subsidiaries and consolidated VIEs are subject to the statutory income tax rate of 25%.

The EIT Law and its implementation rules permit certain High and New Technologies Enterprises, or HNTEs, to enjoy a reduced 15% enterprise income tax rate subject to these HNTEs meeting certain qualification criteria. In addition, the relevant EIT laws and regulations also provide that entities recognized as Software Enterprises are able to enjoy a tax holiday consisting of a two-year-exemption
commencing from their first profitable calendar year and a 50% reduction in ordinary tax rate for the following three calendar years. Beijing Shangke has been entitled to an exemption from income tax for the first two years and 50% reduction for the next three years from its first profitable year as a “software enterprise”. It has also been qualified as HNTE and enjoys a preferential income tax rate of 15%. The privileges cannot be applied simultaneously. Beijing Shangke applied the privilege of “software enterprise” and enjoyed a preferential income tax rate of 12.5% in 2019 and 2020. Beijing Shangke applied the privilege of HNTEs and enjoyed a reduced 15% enterprise income tax rate since 2021. Beijing Wodong Tianjun has been entitled to an exemption from income tax for the first two years and 50% reduction for the next three years from its first profitable year as a “software enterprise”. It applied the privilege of “software enterprise” and enjoyed an exemption from income tax in 2020 and 2021.
Certain enterprises will benefit from a preferential tax rate of 15
% under the EIT Law if they are located in applicable PRC regions as specified in the Catalogue of Encouraged Industries in Western Regions (initially effective through the end of 2010 and further extended to 2030), or the Western Regions Catalogue, subject to certain general restrictions described in the EIT Law and the related regulations. Chongqing Haijia and certain other entities of the Group are qualified as the enterprises within the Catalogue of Encouraged Industries in Western Regions and
enjoyed 15% preferential income tax rate.
According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities are entitled to claim 150% of their research and development expenses so incurred as tax deductible expenses when determining their assessable profits for that year (“Super Deduction”). The State Taxation Administration of the PRC announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175%
of their research and development expenses as Super Deduction from January 1, 2018 to December 31, 2020, which was announced in March 2021 to be further extended to December 31, 2023.
Withholding tax on undistributed dividends
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for the PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered as a resident enterprise for the PRC tax purposes.
The EIT law also imposes a withholding income tax of 10% on dividends distributed by a Foreign Investment Enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the FIE satisfies the criteria for “beneficial owner” under Circular No. 9, which was issued by the State Administration of Taxation in February 2018, and the foreign investor owns directly at least 25% of the shares of the FIE). The Company did not record any dividend withholding tax on the retained earnings of its FIEs in the PRC, as the Company intends to reinvest all earnings in China to further expand its business in China, and its FIEs do not intend to declare dividends on the retained earnings to their immediate foreign holding companies.

The components of income/(loss) before tax are as follows:

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Income/(loss) before tax
Income from China operations	14,177	15,803	14,518
Income/(loss) from non-China operations	(484)	35,016	(17,098)

Total income/(loss) before tax	13,693	50,819	(2,580)

Income tax benefits/(expenses) applicable to China operations
Current income tax expenses	(1,270)	(2,201)	(2,538)
Deferred tax benefits/(expenses)	(533)	719	651

Subtotal income tax expenses applicable to China operations	(1,803)	(1,482)	(1,887)

Total income tax expenses	(1,803)	(1,482)	(1,887)

Reconciliation of difference between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021 is as follows:

	For the year ended December 31,
	2019	2020	2021
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax rates and tax holiday	(8.1)%	(2.3)%	86.0%
Tax effect of tax-exempt entities	3.7%	(16.8)%	(143.7)%
Effect on tax rates in different tax jurisdiction	(3.9)%	(0.5)%	(2.3)%
Tax effect of non-deductible expenses	5.7%	0.5%	(13.8)%
Tax effect of non-taxable income	(1.0)%	0.0%	1.4%
Tax effect of Super Deduction and others	(13.2)%	(4.2)%	105.9%
Changes in valuation allowance	5.0%	1.2%	(131.6)%

Effective tax rates	13.2%	2.9%	(73.1)%

The following table sets forth the effect of tax holiday:

	For the year ended December 31,
	2019	2020	2021
Tax holiday effect (RMB in millions)	1,116	1,153	2,219
Effect of tax holiday on basic net income per share (RMB)	0.38	0.38	0.71
Effect of tax holiday on diluted net income per share (RMB)	0.38	0.37	0.71
c)
Deferred tax assets and deferred tax liabilities

	As of December 31,
	2020	2021

	(RMB in millions)
Deferred tax assets
- Net operating loss carry forwards and others	3,145	6,303
- Deferred revenues	208	553
- Inventory valuation allowance	498	575
- Allowance for doubtful accounts	382	603
- Unrealized fair value losses for certain investments	589	747
Less: valuation allowance	(4,289)	(7,670)

Net deferred tax assets	533	1,111

Deferred tax liabilities
- Intangible assets arisen from business combination	1,560	1,454
- Accelerated tax depreciation and others	362	443

Total deferred tax liabilities	1,922	1,897

As of December 31, 2021, the accumulated net operating loss of RMB10,905 million of the Company’s subsidiaries incorporated in Singapore and Hong Kong can be carried forward indefinitely to offset future taxable income, the remaining accumulated net operating loss of RMB17,140 million mainly arose from the Company’s subsidiaries and consolidated
VIEs established in the PRC and Indonesia, which can be carried forward to offset future taxable income. The remaining accumulated net operating loss will expire during the period from 2022 to 2026 except for those arose from HNTEs, which will expire during the period from 2022 to 2031.
A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
Valuation allowances provided on the deferred tax assets mainly related to the net operating loss carry forwards, as the Group’s management does not believe that sufficient positive evidence exists to conclude that the benefits of such deferred tax assets is more likely than not to be realized. The amount of valuation allowance offset in deferred tax assets as of December 31, 2020 and 2021 was RMB4,289 million and RMB7,670 million, respectively.
The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Balance at beginning of the year	2,996	3,674	4,289
Additions	7,635	4,393	5,052
Reversals	(6,957)	(3,778)	(1,671)

Balance at end of the year	3,674	4,289	7,670